Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Prepaid expenses	380,869	565,710	82,279
Staff advances	6,735	10,730	1,561
Interest receivables	17,644	12,037	1,751
Tax recoverables	376,642	421,654	61,327
Deposits	30,669	39,971	5,814
Prepayment for share repurchase plan	42,710	—	—
Loan to third parties	60,805	58,909	8,567
Other receivables	17,676	48,729	7,086

	933,750	1,157,740	168,385